Accounts Receivable, Net - Summary of Accounts Receivable, Net Disaggregated By Sales Channel (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Accounts Notes And Loans Receivable [Line Items]
Accounts receivable, net		$ 792	$ 879
Distributors [Member]
Accounts Notes And Loans Receivable [Line Items]
Accounts receivable, net		93	150
Original Equipment Manufacturers and Electronic Manufacturing Services [Member]
Accounts Notes And Loans Receivable [Line Items]
Accounts receivable, net		651	632
Other [Member]
Accounts Notes And Loans Receivable [Line Items]
Accounts receivable, net	[1]	$ 48	$ 97

[1]	Represents accounts receivable, net in Corporate and Other for other services